19 Financial instruments (Details 3) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Notional value	R$ 407	R$ 106
Swap with hedge accounting [member] | Hedge purpose (debt) [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	301	750
Fair value	335	84
Long position [member] | Fixed rate [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	301	95
Fair value	11	84
Long position [member] | USD + Fixed [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	106	655
Fair value	57
Short position [member]
Disclosure of detailed information about financial instruments [line items]
Notional value	(407)	(698)
Fair value		(73)
Net hedge position [member]
Disclosure of detailed information about financial instruments [line items]
Notional value		52
Fair value	R$ 68	R$ 11